Supplemental Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Cash Flow Information

The following table provides supplemental cash flow information (in thousands):

	Six Months Ended June 30,
	2026	2025
Supplemental cash flow information:
Interest paid	$777	$2,278
Income taxes paid (refunded), net	1,924	286
Supplemental schedule of non-cash investing and financing activities:
Accrued construction costs	$4,382	$7,065
Net noncash impact from the consolidation of properties previously held in an unconsolidated joint venture	312,826	—
Accrued offering costs	839	—

The following table provides supplemental cash flow information (in thousands):

	Year Ended December 31,
	2025	2024
Supplemental cash flow information:
Interest paid	$4,543	$3,220
Income taxes paid (refunded), net	1,172	3,054
Supplemental schedule of non-cash investing and financing activities:
Accrued construction costs	6,039	5,961

Schedule of Cash, Cash Equivalents and Restricted Cash

The following table summarizes cash, cash equivalents, and restricted cash (in thousands):

	Six Months Ended June 30,
	2026	2025
Beginning of period:
Cash and cash equivalents	$19,652	$18,777
Restricted cash	64,609	60,289
Cash, cash equivalents, and restricted cash	$84,261	$79,066
End of period:
Cash and cash equivalents	$1,557,655	$22,571
Restricted cash	88,887	66,414
Cash, cash equivalents, and restricted cash	$1,646,542	$88,985

The following table summarizes cash, cash equivalents, and restricted cash (in thousands):

	December 31,
	2025	2024
Beginning of period:
Cash and cash equivalents	$18,777	$26,504
Restricted cash	60,289	50,442
Cash, cash equivalents, and restricted cash	$79,066	$76,946
End of period:
Cash and cash equivalents	$19,652	$18,777
Restricted cash	64,609	60,289
Cash, cash equivalents, and restricted cash	$84,261	$79,066